Stock option and bonus plans	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Stock option and bonus plans
14	Stock option and bonus plans

(a)	1996 Stock Option Plan

In October 1996, the Company’s Board of Directors approved the 1996 Stock Option Plan and 1996 Non-Employee Directors’ Stock Option Plan. Under the 1996 Stock Option Plan, the Company may grant options of common stock to certain employees and directors of the Company for a maximum of 900,000 shares. The 1996 Stock Option Plan is administered by a committee appointed by the Board of Directors which determines the terms of options granted, including the exercise price, the option periods and the number of shares to be subject to each option. The exercise price of options granted under the 1996 Stock Option Plan may be less than the fair market value of the common shares on the date of grant. The maximum term of options granted under the 1996 Stock Option Plan is 10 years. The right to acquire the common shares is not assignable except for certain conditions stipulated in the 1996 Stock Option Plan.

Under the 1996 Non-Employee Directors’ Stock Option Plan, the non-employee directors were automatically granted stock options on the third business day following the day of each annual general meeting of the Company to purchase shares of common stock. The maximum number of authorized shares under the 1996 Non-Employee Director’s Stock Option Plan was 600,000. The exercise price of all options granted under the 1996 Non-Employee Directors’ Stock Option Plan shall be one hundred percent of the fair market value per share of the common shares on the date of grant. The maximum term of options granted under the 1996 Non-Employee Directors’ Stock Option Plan is 10 years. No stock option may be exercised during the first six months of its term except for certain conditions provided in the 1996 Non-Employee Directors’ Stock Option Plan. The right to acquire the common shares is not assignable except for under certain conditions stipulated in the 1996 Non-Employee Directors’ Stock Option Plan.

In April 2003, the Company issued options to certain directors and non-employee directors of the Company to purchase an aggregate of 372,500 shares of common stock of the Company at an exercise price of $1.61. The exercise prices of these options were equal to the fair market value at the time of grant. The options expired on March 31, 2013. No such options have been exercised during the years ended March 31, 2013.

In March 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.12. The exercise prices of these options were equal to the fair market value at the time of grant. The options expired on March 25, 2014. No such options have been exercised up to March 31, 2014.

In September 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.20. The exercise prices of these options were equal to the fair market value at the time of grant. The options expired on September 12, 2014. No such options have been exercised up to September 12, 2014.

In December 2005, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 30,000 shares of common stock of the Company at an exercise price of $4.50. The options shall expire on December 4, 2015 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options had been exercised during the years ended March 31, 2013, 2014 and 2015.

On November 16, 2006, the Board of Directors of the Company voted to rescind the Company’s 1996 Non-Employee Directors’ Stock Option Plan (the “Non-Employee Directors’ Plan”). All options previously granted under the Non-Employee Directors’ Plan continue in full force and effect pursuant to their terms of grant.

During the fiscal years ended March 31, 2013, 2014 and 2015, no shares or share options were granted under the 1996 Stock Option Plan.

(b)	2004 Stock Bonus Plan

On September 7, 2004, the Company’s stockholders adopted the 2004 Stock Bonus Plan (the “Stock Bonus Plan”) which authorizes the issuance of up to five hundred thousand (500,000) shares of the Company’s common stock in the form of stock bonus.

The purpose of this Stock Bonus Plan is to (i) induce key employees to remain in the employment of the Company or of any subsidiary of the Company; (ii) encourage such employees to secure or increase their stock ownership in the Company; and (iii) reward employees, non-employee directors, advisors and consultants for services rendered or to be rendered to or for the benefit of the Company or any of its subsidiaries. The Company believes that the Stock Bonus Plan will promote continuity of management and increase incentive and personal interest in the welfare of the Company.

The Stock Bonus Plan shall be administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The existing Committee members are Mr. Anthony So and Mr. Woo Ping Fok. The Committee has the authority, in its sole discretion: (i) to determine the parties to receive bonus stock, the times when they shall receive such awards, the number of shares to be issued and the time, terms and conditions of the issuance of any such shares; (ii) to construe and interpret the terms of the Stock Bonus Plan; (iii) to establish, amend and rescind rules and regulations for the administration of the Stock Bonus Plan; and (iv) to make all other determinations necessary or advisable for administering the Stock Bonus Plan.

(c)	2004 Stock Option Plan

On March 23, 2004, the Company’s stockholders adopted the 2004 Stock Option Plan (the “2004 Plan”) which provides for the grant of up to six hundred thousand (600,000) shares of the Company’s common stock in the form of stock options, subject to certain adjustments as described in the Plan. At the Annual meeting of stockholders held on March 20, 2015, the stockholders approved an amendment to the 2004 Plan to increase the number of shares that could be granted from 600,000 to 850,000.

The purpose of the 2004 Plan is to secure key employees to remain in the employment of the Company and to encourage such employees to secure or increase on reasonable terms their common stock ownership in the Company. The Company believes that the 2004 Plan promotes continuity of management and increased incentive and personal interest in the welfare of the Company.

The 2004 Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The current committee members are Mr. Anthony So and Mr. Woo Ping Fok. The committee determines the specific terms of the options granted, including the employees to be granted options under the plan, the number of shares subject to each option grant, the exercise price of each option and the option period, subject to the requirement that no option may be exercisable more than 10 years after the date of grant. The exercise price of an option may be less than the fair market value of the underlying shares of Common Stock. No options granted under the plan will be transferable by the optionee other than by will or the laws of descent and distribution, and each option will be exercisable during the lifetime of the optionee only by the optionee.

The exercise price of an option granted pursuant to the 2004 Plan may be paid in cash, by the surrender of options, in common stock, in other property, including a promissory note from the optionee, or by a combination of the above, at the discretion of the Committee.

As of March 31, 2015, no options had been granted under the 2004 Plan. Refer to note 20 on subsequent events for options issuance after March 31, 2015.

(d)	The stock options summary as of March 31, 2015 is as follows:

	Number of options	Weighted average exercise price

Balance, March 31, 2013	110,000	$5.71
Expired	(40,000)	$6.12

Balance, March 31, 2014	70,000	$5.47
Expired	(40,000)	$6.20

Balance, March 31, 2015	30,000	$4.50

(e)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2015 :

Weighted average	Number outstanding at	Weighted average remaining life	Exercisable shares at
exercise price	March 31, 2015	(years)	March 31, 2015

$4.50	30,000	0.8	30,000

The intrinsic value of options outstanding and exercisable was $nil, $nil and $nil on March 31, 2013, 2014 and 2015, respectively. The intrinsic value represents the pre-tax intrinsic value (the difference between the closing stock price of the Company’s common stock on the balance sheet date and the exercise price for both the outstanding and exercisable options) that would have been received by the option holders if all options had been exercised on March 31, 2013, 2014 and 2015.

New shares will be issued by the Company upon future exercise of stock options.